Equity - Additional information (Details) - COP ($)			12 Months Ended
	Mar. 22, 2024	Jun. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 30, 2022	Sep. 30, 2011
Equity
Authorized capital			$ 36,540,000,000,000
Number of ordinary shares authorised			60,000,000,000
Number of shares subscribed			41,116,694,690
Proportion of shares available for public trade held privately			11.51%
Number of shares available for public trade held privately			4,731,906,273
Proportion of shares held by majority share holders			88.49%
Number of shares held by majority share holders			36,384,788,417
Capital reserve			$ 11,499,933,000,000
Number of shares reserved for issue under options and contracts for sale of shares			18,883,305,310
Subscribed and paid-in capital			$ 25,040,067,000,000	$ 25,040,067,000,000
Subscribed and Paid-In-Capital			25,040,067,000,000	25,040,067,000,000
Additional paid in capital			6,607,699,000,000	6,607,699,000,000
Additional paid-in capital receivable			143,000,000
Dividends paid			5,570,876,000,000	13,356,947,000,000	$ 2,771,287,000,000
Profit distribution project reserve						$ 7,665,758,000,000
Dividends approved for distribution	$ 312		24,382,199,000,000	11,512,675,000,000
Dividend payables			668,383,000,000	392,346,000,000
Stabilization Fund of Fuel Prices
Equity
Dividends made against fuel price stabilization fund receivables		$ 21,576,179,000,000		6,788,385,000,000
Compensation dividend against balance of accounts receivable			21,576,179,000,000
Ecopetrol S.A.
Equity
Dividend payables			3,947,000,000	$ 3,667,000,000
Share-based payment arrangements
Equity
Additional paid in capital							$ 2,118,468,000,000
Share-based payment arrangements | Colombian Peso
Equity
Additional paid in capital			4,457,997,000,000
Financial guarantee contracts
Equity
Additional paid in capital			$ 31,377,000,000